Statement of Changes in Shareholders' Deficit - USD ($)		Common Stock [Member]	Common Stock [Member] D T Cloud Acquisition Corporation [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] D T Cloud Acquisition Corporation [Member]	Subscription Receivables [Member]	AOCI Attributable to Parent [Member]	Retained Earnings [Member]	Retained Earnings [Member] D T Cloud Acquisition Corporation [Member]	Total		D T Cloud Acquisition Corporation [Member]	Total Stockholders Deficit [Member] D T Cloud Acquisition Corporation [Member]
Balance at Jul. 06, 2022
Balance, shares at Jul. 06, 2022
Sale of units in initial public offering, net of offering costs	[1]		$ 173		24,827								25,000
Sale of units in initial public offering, net of offering costs, shares	[1]		1,725,000
Net income (loss)									(81,326)			$ (81,326)	(81,326)
Balance at Dec. 31, 2022			$ 173		24,827				(81,326)			(56,326)	(56,326)
Balance, shares at Dec. 31, 2022			1,725,000
Balance at Sep. 30, 2022		$ 11,667		$ 6,099,664		$ (10,000)	$ (188,266)	$ (5,477,540)		$ 435,525
Balance, shares at Sep. 30, 2022		11,667
Foreign currency translation adjustment							23,243			23,243
Sale of units in initial public offering, net of offering costs		$ 1,236		3,013,967		(2,969,091)				46,112
Sale of units in initial public offering, net of offering costs, shares		1,236
Share-based compensation		$ 824		1,959,450		(824)				1,959,450
Share-based compensation, shares		824
Net income (loss)								(4,344,768)		(4,344,768)
Balance at Sep. 30, 2023		$ 13,727	$ 173	11,074,192	24,827	(2,969,955)	(165,023)	(9,822,308)	(86,583)	(1,869,367)			(61,583)
Balance, shares at Sep. 30, 2023		13,727	1,725,000
Balance at Dec. 31, 2022			$ 173		24,827				(81,326)			(56,326)	(56,326)
Balance, shares at Dec. 31, 2022			1,725,000
Net income (loss)
Balance at Mar. 31, 2023			$ 173		24,827				(81,326)				(56,326)
Balance, shares at Mar. 31, 2023			1,725,000
Balance at Dec. 31, 2022			$ 173		24,827				(81,326)			(56,326)	(56,326)
Balance, shares at Dec. 31, 2022			1,725,000
Net income (loss)												(5,257)
Balance at Sep. 30, 2023		$ 13,727	$ 173	11,074,192	24,827	(2,969,955)	(165,023)	(9,822,308)	(86,583)	(1,869,367)			(61,583)
Balance, shares at Sep. 30, 2023		13,727	1,725,000
Balance at Dec. 31, 2022			$ 173		24,827				(81,326)			(56,326)	(56,326)
Balance, shares at Dec. 31, 2022			1,725,000
Net income (loss)									(87,271)			(87,271)	(87,271)
Balance at Dec. 31, 2023			$ 173		24,827				(168,597)			(143,597)	(143,597)
Balance, shares at Dec. 31, 2023			1,725,000
Balance at Mar. 31, 2023			$ 173		24,827				(81,326)				(56,326)
Balance, shares at Mar. 31, 2023			1,725,000
Net income (loss)									(257)				(257)
Balance at Jun. 30, 2023			$ 173		24,827				(81,583)				(56,583)
Balance, shares at Jun. 30, 2023			1,725,000
Net income (loss)									(5,000)			(5,000)	(5,000)
Balance at Sep. 30, 2023		$ 13,727	$ 173	11,074,192	24,827	(2,969,955)	(165,023)	(9,822,308)	(86,583)	(1,869,367)			(61,583)
Balance, shares at Sep. 30, 2023		13,727	1,725,000
Foreign currency translation adjustment							(55,230)			(55,230)
Sale of units in initial public offering, net of offering costs						30,776				30,776
Net income (loss)								(629,176)		(629,176)	[2]
Balance at Sep. 30, 2024		$ 13,727	$ 206	11,074,192		(2,939,179)	(220,253)	(10,451,484)	(1,658,349)	(2,522,997)		(1,658,143)	(1,658,143)
Balance, shares at Sep. 30, 2024		13,727	2,063,000
Balance at Dec. 31, 2023			$ 173		24,827				(168,597)			(143,597)	(143,597)
Balance, shares at Dec. 31, 2023			1,725,000
Sale of units in initial public offering, net of offering costs			$ 690		66,023,204								66,023,894
Sale of units in initial public offering, net of offering costs, shares			6,900,000
Net income (loss)									43,875				43,875
Sale of units to the founder in private placement			$ 23		2,344,977								2,345,000
Sale of units to the founder in private placement, shares			234,500
Issuance of representative shares			$ 10		(10)
Issuance of representative shares, shares			103,500
Initial classification of ordinary shares subject to possible redemption			$ (690)		(68,013,596)								(68,014,286)
Initial classification of common stock subject to possible redemption, shares			(6,900,000)
Allocation of offering costs to ordinary shares subject to possible redemption					2,933,590								2,933,590
Accretion of carrying value to redemption value					(3,312,992)				(951,312)				(4,264,304)
Subsequent remeasurement of ordinary shares subject to redemption									(346,250)				(346,250)
Balance at Mar. 31, 2024			$ 206						(1,422,284)				(1,422,078)
Balance, shares at Mar. 31, 2024			2,063,000
Balance at Dec. 31, 2023			$ 173		24,827				(168,597)			(143,597)	(143,597)
Balance, shares at Dec. 31, 2023			1,725,000
Net income (loss)												1,633,003
Balance at Sep. 30, 2024		$ 13,727	$ 206	11,074,192		(2,939,179)	(220,253)	(10,451,484)	(1,658,349)	(2,522,997)		(1,658,143)	(1,658,143)
Balance, shares at Sep. 30, 2024		13,727	2,063,000
Balance at Mar. 31, 2024			$ 206						(1,422,284)				(1,422,078)
Balance, shares at Mar. 31, 2024			2,063,000
Net income (loss)									828,866				828,866
Subsequent remeasurement of ordinary shares subject to redemption									(907,328)				(907,328)
Balance at Jun. 30, 2024			$ 206						(1,500,746)				(1,500,540)
Balance, shares at Jun. 30, 2024			2,063,000
Net income (loss)									760,262			760,262	760,262
Subsequent remeasurement of ordinary shares subject to redemption									(917,865)				(917,865)
Balance at Sep. 30, 2024		$ 13,727	$ 206	11,074,192		$ (2,939,179)	$ (220,253)	(10,451,484)	$ (1,658,349)	(2,522,997)		$ (1,658,143)	$ (1,658,143)
Balance, shares at Sep. 30, 2024		13,727	2,063,000
Balance at Oct. 03, 2024
Balance, shares at Oct. 03, 2024
Sale of units in initial public offering, net of offering costs		$ 0		(0)
Sale of units in initial public offering, net of offering costs, shares		1
Net income (loss)								(5,984)		(5,984)
Balance at Nov. 30, 2024		$ 0		$ (0)				$ (5,984)		$ (5,984)
Balance, shares at Nov. 30, 2024		1

[1]	Includes up to an aggregate of 225,000 ordinary shares subject to forfeiture to the extent that the underwriters’ over-allotment option is not exercised in full or in part.
[2]	There are no effects on total revenue and total net income.